Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
Note 19: Contingencies

The Company is subject to a number of contingencies, including litigation, tax contingencies and environmental matters.

 Deepwater Horizon Matter
A blowout preventer (“BOP”) originally manufactured by the Company and delivered in 2001, and for which the Company was one of the suppliers of spare parts and repair services, was deployed by the drilling rig Deepwater Horizon when the rig experienced an explosion and fire resulting in bodily injuries and loss of life, the loss of the rig, and an unprecedented discharge of hydrocarbons into the Gulf of Mexico.
The Company was named as one of a number of defendants in over 350 suits asserting claims for personal injury, wrongful death, property damage, pollution and economic damages.  Most of these suits were consolidated into a single proceeding before a single Federal judge under rules governing multi-district litigation.  The consolidated case is styled: In Re: Oil Spill by the Oil Rig “Deep Water Horizon” in the Gulf of Mexico on April 20, 2010, MDL Docket No. 2179.  In addition, the defendants, including BP p.l.c. and certain of its subsidiaries, the operator and lease holder of Mississippi Canyon Block 252, Transocean Ltd. and certain of its affiliates, the rig owner and operator, Halliburton and the Company all asserted cross-claims against each other.  There are also a small number of cases filed in state courts which were not made part of the MDL proceedings.  The States of Alabama and Louisiana brought a claim for destruction of and/or harm to natural resources against those associated with this incident, including Cameron. The United States brought suit against BP and certain other parties associated with this incident for recovery under statutes such as the Oil Pollution Act of 1990 (OPA) and the Clean Water Act, which suit has been made part of the MDL proceedings.  The Company was not named as a defendant in this suit.  A shareholder derivative suit, Berzner vs. Erikson, et al., Cause No. 2010-71817, 190th District Court of Harris County, Texas, has been filed against the Company's directors in connection with this incident and its aftermath alleging the Company's directors failed to exercise their fiduciary duties regarding the safety and efficacy of its products.
On December 15, 2011, the Company entered into an agreement with BP Exploration and Production Inc. (BPXP), guaranteed by BP Corporation North America Inc., pursuant to which BPXP agreed to indemnify the Company for any and all current and future compensatory claims and to pay on behalf of the Company any and all such claims associated with or arising out of the Deepwater Horizon incident the Company otherwise would have been obligated to pay, including claims arising under the Oil Pollution Act, claims for natural resource damages and associated damage-assessment costs, and other claims arising from third parties.  The agreement does not provide indemnification of the Company against any fines, penalties, punitive damages or certain other potential non-compensatory claims levied on or awarded against Cameron individually, none of which Cameron presently considers to be a material financial risk.
Under the terms of the agreement, in return for this indemnity and obligation to pay, as well as a mutual release of claims, the Company paid $250 million to BPXP in January 2012, approximately $167.5 million of which was funded by Cameron's insurers.
Through December 31, 2011, the Company expensed legal fees of $73.2 million, including $13.9 million for estimated future costs of defense.  The Company is pursuing claims for an additional $50 million against one insurer which did not consent to and participate in the funding of the indemnity and settlement agreement.

 Other Litigation
The Company has been and continues to be named as a defendant in a number of multi-defendant, multi-plaintiff tort lawsuits. At December 31, 2011, the Company's consolidated balance sheet included a liability of approximately $8.9 million for such cases. The Company believes, based on its review of the facts and law, that the potential exposure from these suits will not have a material adverse effect on its consolidated results of operations, financial condition or liquidity.

Tax Contingencies
The Company has legal entities in over 50 countries. As a result, the Company is subject to various tax filing requirements in these countries. The Company prepares its tax filings in a manner which it believes is consistent with such filing requirements. However, some of the tax laws and regulations to which the Company is subject require interpretation and/or judgment. Although the Company believes the tax liabilities for periods ending on or before the balance sheet date have been adequately provided for in the financial statements, to the extent a taxing authority believes the Company has not prepared its tax filings in accordance with the authority's interpretation of the tax laws and regulations, the Company could be exposed to additional taxes.

Environmental Matters
The Company is currently identified as a potentially responsible party (PRP) with respect to two sites designated for cleanup under the Comprehensive Environmental Response Compensation and Liability Act (CERCLA) or similar state laws. One of these sites is Osborne, Pennsylvania (a landfill into which a predecessor of the PCS operation in Grove City, Pennsylvania deposited waste), where remediation is complete and remaining costs relate to ongoing ground water treatment and monitoring. The other is believed to be a de minimis exposure. The Company is also engaged in site cleanup under the Voluntary Cleanup Plan of the Texas Commission on Environmental Quality at former manufacturing locations in Houston and Missouri City, Texas. Additionally, the Company has discontinued operations at a number of other sites which have been active for many years. The Company does not believe, based upon information currently available, that there are any material environmental liabilities existing at these locations. At December 31, 2011, the Company's consolidated balance sheet included a noncurrent liability of approximately $5.6 million for environmental matters.
In 2001, the Company discovered that contaminated underground water from the former manufacturing site in Houston referenced above had migrated under an adjacent residential area. Pursuant to applicable state regulations, the Company notified the affected homeowners. Concerns over the impact on property values of the underground water contamination and its public disclosure led to a number of claims by homeowners.  The Company has settled these claims, primarily as a result of the settlement of a class action lawsuit, and is obligated to reimburse 197 homeowners for any diminution in value of their property due to contamination concerns at the time of the property's sale.
Based upon 2009 testing results of monitoring wells on the southeastern border of the plume, the Company notified 33 homeowners whose property is adjacent to the class area that their property may be affected.  The Company is taking remedial measures to prevent these properties from being affected.
The Company believes, based on its review of the facts and law, that any potential exposure from existing agreements as well as any possible new claims that may be filed with respect to this underground water contamination will not have a material adverse effect on its financial position or results of operations. The Company's consolidated balance sheet included a liability of approximately $11.9 million for these matters as of December 31, 2011.

Other Contingencies
The Company has been assessed with approximately $51.0 million of additional customs duties, penalties and interest by the government of Brazil as a result of the current customs audit for the years 2003-2010.  The Company has identified numerous errors in the assessment, the government has not provided appropriate supporting documentation for the assessment, and the Company believes a vast majority of this assessment will ultimately be proven to be incorrect.  As a result, the Company currently expects no material adverse impact on its results of operations or cash flows as a result of the ultimate resolution of this matter.  No amounts have been accrued for this assessment as of December 31, 2011 as no loss is currently considered probable.